UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one):  		[  ] is a restatement.
      						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Susquehanna Advisors Group, Inc.
Address:   	401 City Avenue, Suite 220
    		Bala Cynwyd, PA  19004

Form 13F File Number: 28-13217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brian Sopinsky
Title: 	Assistant Secretary
Phone: 	610-617-2600

Signature, Place, and Date of Signing

   /s/ Brian Sopinsky	 	Bala Cynwyd, Pennsylvania	02/13/2013

Report Type (Check only one):

[ ] FORM SH ENTRIES REPORT. (Check here if all entries of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   	     Name

28-13216		     Susquehanna International Group, LLP